Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001
DisclosureLineItemElements [Line Items]
Income Taxes

Note 3 – Income Taxes

The Plan is an employee stock purchase plan that is intended to meet the requirements of Section 423 of the Internal Revenue Code of 1986, as amended. Employees participating in the Plan receive a purchase price discount at the date of purchase but do not recognize taxable income until the shares are subsequently sold. The Plan is not subject to federal or state income taxes; therefore, no provision for income taxes is included in the financial statements. The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Company has taken an uncertain position that more likely than not would not be sustained upon examination by a taxing authority. The Company has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.